Label	Element	Value
RiskReturnAbstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2018
Registrant Name	dei_EntityRegistrantName	Delaware Group Foundation Funds
EntityCentralIndexKey	dei_EntityCentralIndexKey	0001048133
AmendmentFlag	dei_AmendmentFlag	false
DocumentCreationDate	dei_DocumentCreationDate	Jul. 30, 2018
DocumentEffectiveDate	dei_DocumentEffectiveDate	Jul. 30, 2018
ProspectusDate	rr_ProspectusDate	Jul. 30, 2018
Delaware Foundation Moderate Allocation Fund
RiskReturnAbstract	rr_RiskReturnAbstract
RiskReturnHeading	rr_RiskReturnHeading	Delaware Foundation® Moderate Allocation Fund
ObjectiveHeading	rr_ObjectiveHeading	What is the Fund’s investment objective?
ObjectivePrimaryTextBlock	rr_ObjectivePrimaryTextBlock	Delaware Foundation Moderate Allocation Fund seeks capital appreciation with current income as a secondary objective.
ExpenseHeading	rr_ExpenseHeading	What are the Fund’s fees and expenses?
ExpenseNarrativeTextBlock	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

ShareholderFeesCaption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
OperatingExpensesCaption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
PortfolioTurnoverTextBlock	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

PortfolioTurnoverRate	rr_PortfolioTurnoverRate	93.00%
ExpenseBreakpointDiscounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie.
ExpenseBreakpointMinimumInvestmentRequiredAmount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
ExpenseExampleHeading	rr_ExpenseExampleHeading	Example
ExpenseExampleNarrativeTextBlock	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

StrategyHeading	rr_StrategyHeading	What are the Fund’s principal investment strategies?
StrategyNarrativeTextBlock	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objectives by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager uses an active allocation approach when selecting investments for the Fund. In striving to meet its objectives, the Fund will typically target about 60% of its net assets in equity securities and about 40% of its net assets in fixed income securities. Allocations for the Fund may vary within the ranges shown in the table below. The Fund may invest 10% to 60% of net assets in foreign securities, and up to 15% of net assets in emerging market securities. Following are the strategic policy weights for the Fund’s net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.

Equity asset class: 60% policy weight (40-70% range)

•     US equity asset class: 30% policy weight (10-40% range)

o  US large-cap core

o  US large-cap growth

o  US large-cap value

o  US small-cap core

o  US small-cap growth

o  US small-cap value

•     International equity asset class: 22.5% policy weight (10-40% range)

o  International value

o  International growth

o  International small-cap growth

•     Global real estate equity asset class: 0% policy weight (0-15% range)

o  US real estate

o  Global ex-US real estate

•     Emerging markets asset class: 7.5% policy weight (0-15% range)

o  Emerging markets

o  Emerging markets small-cap

o  Emerging markets opportunities

•     Fixed income asset class: 40% policy weight (30-60% range)

•     Diversified fixed income asset class: 40% policy weight (30-60% range)

o  Diversified fixed income: 38% policy weight (20-50% range)

o  Money market/cash equivalents: 2% policy weight (0-15% range)

StrategyPortfolioConcentration	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its objectives by investing in a combination of underlying securities representing a variety of asset classes and investment styles.
RiskHeading	rr_RiskHeading	What are the principal risks of investing in the Fund?
RiskNarrativeTextBlock	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Fixed income risk — The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Forward foreign currency risk — The use of forward foreign currency contracts may substantially change a fund’s exposure to currency exchange rates and could result in losses to a fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a fund’s exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Leveraging risk — The risk that certain fund transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged, which may result in increased losses to the fund.

Liquidity risk — The possibility that securities cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

RiskLoseMoney	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
BarChartAndPerformanceTableHeading	rr_BarChartAndPerformanceTableHeading	How has Delaware Foundation® Moderate Allocation Fund performed?
PerformanceNarrativeTextBlock	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Prior to mid-September 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Funds. Since mid-September 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns prior to that time do not reflect the Restructuring.

PerformanceAvailabilityPhone	rr_PerformanceAvailabilityPhone	800 523-1918
PerformanceAvailabilityWebSiteAddress	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
PerformancePastDoesNotIndicateFuture	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
BarChartClosingTextBlock	rr_BarChartClosingTextBlock

As of June 30, 2018, the Fund’s Class A shares had a calendar year-to-date return of -0.55%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 13.72% for the quarter ended June 30,  2009, and its lowest quarterly return was -10.65% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

PerformanceTableHeading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2017
PerformanceTableUsesHighestFederalRate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
PerformanceTableNotRelevantToTaxDeferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
PerformanceTableOneClassOfAfterTaxShown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
PerformanceTableClosingTextBlock	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Foundation Moderate Allocation Fund | Bloomberg Barclays US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
RiskReturnAbstract	rr_RiskReturnAbstract
IndexNoDeductionForFeesExpensesTaxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
1 year	rr_AverageAnnualReturnYear01	3.54%
5 years	rr_AverageAnnualReturnYear05	2.10%
10 years	rr_AverageAnnualReturnYear10	4.01%
Delaware Foundation Moderate Allocation Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
RiskReturnAbstract	rr_RiskReturnAbstract
IndexNoDeductionForFeesExpensesTaxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
1 year	rr_AverageAnnualReturnYear01	21.83%
5 years	rr_AverageAnnualReturnYear05	15.79%
10 years	rr_AverageAnnualReturnYear10	8.50%
Delaware Foundation Moderate Allocation Fund | Class A
RiskReturnAbstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFBAX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	922
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,179
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,911
AnnualReturn2008	rr_AnnualReturn2008	(22.17%)
AnnualReturn2009	rr_AnnualReturn2009	27.52%
AnnualReturn2010	rr_AnnualReturn2010	11.11%
AnnualReturn2011	rr_AnnualReturn2011	0.08%
AnnualReturn2012	rr_AnnualReturn2012	11.32%
AnnualReturn2013	rr_AnnualReturn2013	13.88%
AnnualReturn2014	rr_AnnualReturn2014	4.20%
AnnualReturn2015	rr_AnnualReturn2015	(1.35%)
AnnualReturn2016	rr_AnnualReturn2016	5.94%
AnnualReturn2017	rr_AnnualReturn2017	13.23%
BarChartYearToDateReturnDate	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
BarChartYearToDateReturn	rr_BarChartYearToDateReturn	(0.55%)
BarChartHighestQuarterlyReturnDate	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
BarChartHighestQuarterlyReturn	rr_BarChartHighestQuarterlyReturn	13.72%
BarChartLowestQuarterlyReturnDate	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
BarChartLowestQuarterlyReturn	rr_BarChartLowestQuarterlyReturn	(10.65%)
1 year	rr_AverageAnnualReturnYear01	6.68%
5 years	rr_AverageAnnualReturnYear05	5.77%
10 years	rr_AverageAnnualReturnYear10	4.98%
Delaware Foundation Moderate Allocation Fund | Class A | After Taxes on Distributions
RiskReturnAbstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.53%
5 years	rr_AverageAnnualReturnYear05	3.90%
10 years	rr_AverageAnnualReturnYear10	3.78%
Delaware Foundation Moderate Allocation Fund | Class A | After Taxes on Distributions and Sales
RiskReturnAbstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.95%
5 years	rr_AverageAnnualReturnYear05	4.14%
10 years	rr_AverageAnnualReturnYear10	3.68%
Delaware Foundation Moderate Allocation Fund | Class C
RiskReturnAbstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFBCX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.93%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	603
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,039
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,251
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	603
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,039
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,251
1 year	rr_AverageAnnualReturnYear01	11.38%
5 years	rr_AverageAnnualReturnYear05	6.20%
10 years	rr_AverageAnnualReturnYear10	4.80%
Delaware Foundation Moderate Allocation Fund | Class R
RiskReturnAbstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFBRX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.43%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	449
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	779
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,710
1 year	rr_AverageAnnualReturnYear01	12.99%
5 years	rr_AverageAnnualReturnYear05	6.73%
10 years	rr_AverageAnnualReturnYear10	5.31%
Delaware Foundation Moderate Allocation Fund | Institutional Class
RiskReturnAbstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFFIX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	512
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,140
1 year	rr_AverageAnnualReturnYear01	13.58%
5 years	rr_AverageAnnualReturnYear05	7.28%
10 years	rr_AverageAnnualReturnYear10	5.84%

[1]	“Other expenses” have been restated to reflect future lower operating expenses.
[2]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, acquired fund fees and expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.90% of the Fund’s average daily net assets from July 27, 2018 through July 29, 2019. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. Additionally, the Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992.
[3]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).